Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 10, 2019
Registrant Name	KINETICS MUTUAL FUNDS INC
Central Index Key	0001083387
Amendment Flag	false
Document Creation Date	Jan. 10, 2019
Document Effective Date	Jan. 10, 2019
Prospectus Date	Apr. 30, 2018
Kinetics Market Opportunities Fund | Advisor Class A
Prospectus:
Trading Symbol	KMKAX
Kinetics Market Opportunities Fund | Advisor Class C
Prospectus:
Trading Symbol	KMKCX